Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2017

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2017
2	Collection Period	11/1/2017	11/30/2017	30
3	Monthly Interest Period-Actual	11/15/2017	12/14/2017	30
4	Monthly Interest - Scheduled	11/15/2017	12/14/2017	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	150,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	120,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	213,590,000.00	89,785,704.01	-	-	30,171,323.33	59,614,380.68	0.2791066
9	Class A-4 Notes	72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes	659,360,000.00	162,555,704.01	-	-	30,171,323.33	132,384,380.68
11	Class B Notes	28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes	$687,590,000.00	190,785,704.01	$0.00	$0.00	$30,171,323.33	160,614,380.68

	Overcollateralization
13	Exchange Note	78,403,791.09	29,114,255.66				26,097,123.33
14	Series 2015-A Notes	18,044,119.85	71,242,596.94				74,259,729.27

15	Total Overcollateralization	96,447,910.94	100,356,852.60				100,356,852.60
16	Total Target Overcollateralization	$108,197,231.71	100,356,852.60				100,356,852.60

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.38000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		1.06000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	1.25028%	1.63028%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.54000%	115,224.99	0.5394681	30,171,323.33	141.2581269	0.00
21	Class A-4 Notes		1.73000%	104,910.08	1.4416666	0.00	0.0000000	0.00
22	Total Class A Notes			220,135.07	0.3338617	30,171,323.33	45.7584981	0.00
23	Class B Notes		1.94000%	45,638.50	1.6166667	0.00	0.0000000	0.00

24	Totals			265,773.57	0.3865291	30,171,323.33	43.8798169	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	705,634,119.85	262,028,300.95	234,874,109.95

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	260,971,233.28
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	247,244,376.81

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	2,434	11,195,270.65
30	Turn-in Ratio on Scheduled Terminations			64.17%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	17,449	291,142,556.61
32	Depreciation/Payments		(3,152,869.66)
33	Gross Credit Losses	(33)	(551,134.98)
34	Early Terminations — Regular	-	-
35	Scheduled Terminations — Returned	(1,281)	(18,634,581.32)
36	Payoff Units & Lease Reversals	(392)	(7,764,941.44)
37	Repurchased Leases	(3)	(67,795.93)

38	Securitization Value - End of Period	15,740	260,971,233.28

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2017

C.	SERVICING FEE

39	Servicing Fee Due	242,618.80

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(30,697.18)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	13,293	98.65%	224,763,050.71
46	31 - 60 Days Delinquent	137	1.02%	2,324,830.11
47	61 - 90 Days Delinquent	35	0.26%	618,057.08
48	91 -120 Days Delinquent	10	0.07%	185,785.88
49	121+ Days Delinquent	-	0.00%	-

50	Total	13,475	100.00%	227,891,723.78

51	Prepayment Speed (1 Month)				0.00%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,281	18,634,581.32
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(18,737,112.05)
54	Less: Excess Wear and Tear Received in Current Period		(62,704.65)
55	Less: Excess Mileage Received in Current Period		(90,910.91)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(256,146.29)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-1.06%
58	Prior Period Net Residual Losses/(Gains) Ratio		-0.30%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.30%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		0.51%
61	Four Month Average		-0.29%

62	Beginning Cumulative Net Residual Losses		4,255,531.20
63	Current Period Net Residual Losses		(256,146.29)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		3,999,384.91

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.51%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	33	551,134.98
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(543,903.46)

68	Current Period Net Credit Losses/(Gains)		7,231.52

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.03%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.49%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.36%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.30%
73	Four Month Average		0.30%

74	Beginning Cumulative Net Credit Losses		4,944,895.24
75	Current Period Net Credit Losses		7,231.52

76	Ending Cumulative Net Credit Losses		4,952,126.76

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.63%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2017

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	4,737,267.22
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	18,890,533.44
80	Liquidation Proceeds, Recoveries & Expenses	316,697.01
81	Insurance Proceeds	227,206.45
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	194.17
83	Payoff Payments	8,837,088.13
84	All Other Payments Received	-

85	Collected Amounts	33,008,986.42

86	Investment Earnings on Collection Account	26,793.16

87	Total Collected Amounts, prior to Servicer Advance	33,035,779.58

88	Servicer Advance	-

89	Total Collected Amounts - Available for Distribution	33,035,779.58

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	242,618.80
91	Interest on the Exchange Note - to the Trust Collection Account	423,612.42
92	Principal on the Exchange Note - to the Trust Collection Account	27,154,191.00
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,586,551.74
94	Remaining Funds Payable to Trust Collection Account	2,628,805.62

95	Total Distributions	33,035,779.58

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	32,793,160.78

97	Investment Earnings on Reserve Account	3,102.35

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	32,796,263.13

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	12,130.94
101	Class A Noteholders' Interest Distributable Amount	220,135.07
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	45,638.50
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	30,171,323.33
107	Remaining Funds Payable to Certificate holder	2,347,035.29

108	Total Distributions	32,796,263.13